Average Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Consumer Discretionary Portfolio	Apr. 29, 2023
VIP Consumer Discretionary Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(34.70%)
Past 5 years	5.89%
Past 10 years	10.70%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1505
Average Annual Return:
Past 1 year	(35.13%)
Past 5 years	8.80%
Past 10 years	12.85%